Stock-Based Compensation (Schedule Of Stock Unit Information) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	1.6
Granted based on current service at 1 authorization share (in shares)	0.5
Granted based on future conditions at 1 authorization share (in shares)	0.3	[1]
Vested at 1 authorization share (in shares)	(1.2)
Forfeited - PSU (in shares)	0.0
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at January 1, 2012, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 21.43
Granted based on current service at 1 authorization share, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	46.61
Granted based on current service at 3 authorization shares, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	19.23
Vested at 1 authorization share, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	34.33
Forfeited - PSU, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	9.68
Non-vested at December 31, 2012 at 3 authorization shares, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 20.30
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	1.2
Fully vested stock units outstanding at December 31, 2012 (in shares)	3.7
Total non-vested at December 31, 2012, Aggregate Intrinsic Value | $	$ 60.7
Fully vested stock units outstanding at December 31, 2012, Aggregate Intrinsic Value | $	$ 182.4
DSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0.0
Granted based on current service at 1 authorization share (in shares)	0.2
Granted based on future conditions at 1 authorization share (in shares)	0.0	[1]
Vested at 1 authorization share (in shares)	(0.2)
Forfeited - PSU (in shares)	0.0
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.0
ESUP
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0.0
Granted based on current service at 1 authorization share (in shares)	0.2
Granted based on future conditions at 1 authorization share (in shares)	0.0	[1]
Vested at 1 authorization share (in shares)	(0.2)
Forfeited - PSU (in shares)	0.0
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.0
PSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	1.1	[1]
Granted based on current service at 1 authorization share (in shares)	0.0	[1]
Granted based on future conditions at 1 authorization share (in shares)	0.2	[1]
Vested at 1 authorization share (in shares)	(0.4)	[1]
Forfeited - PSU (in shares)	0.0	[1]
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.9	[1]
RSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0.2
Granted based on current service at 1 authorization share (in shares)	0.1
Granted based on future conditions at 1 authorization share (in shares)	0.0	[1]
Vested at 1 authorization share (in shares)	(0.2)
Forfeited - PSU (in shares)	0.0
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.1
PGI
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0.3	[2]
Granted based on current service at 1 authorization share (in shares)	0.0	[2]
Granted based on future conditions at 1 authorization share (in shares)	0.1	[1]
Vested at 1 authorization share (in shares)	(0.2)	[2]
Forfeited - PSU (in shares)	0.0	[2]
Non-vested at December 31, 2012 at 3 authorization shares (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.2	[2]

[1]	PSU awards are presented at 175% (i.e., maximum) payout
[2]	PGI awards are presented at 250% (i.e., maximum) payout